Reconciliation of financing activities in the statement of cash flow (Details) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings and debentures current	R$ 8,268
Financing current	24,369
Lease current	902
Borrowings and debentures non current	43,553
Financing non current	(10,062)
Loan from non-controlling shareholders non current	1,037
Lease non current	3,249
Borrowings and debentures total	51,821
Braskem Idesa financing total	14,307
Loan from non-controlling shareholders total	1,037
Lease total	4,151
Borrowings And Debentures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	53,232
Issued	5,453
Payments	(1,685)
Cash used in financing activities	3,768
Interest paid	(3,313)
Interest and monetary and exchange variations, net	2,864
Assumption of debt of subsidiary	46
Currency translation adjustments	(4,712)
Divestment in B&TC	(64)
Total other changes	(5,179)
Ending balance	51,821
Braskem Idesa Financing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	15,134
Issued	972
Payments	(670)
Cash used in financing activities	302
Interest paid	(809)
Interest and monetary and exchange variations, net	(406)
Currency translation adjustments	86
Total other changes	(1,129)
Ending balance	14,307
Shareholders Of Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,050
Interest and monetary and exchange variations, net	(8)
Others	(25)
Currency translation adjustments	20
Total other changes	(13)
Ending balance	1,037
Lease [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,306
Payments	(873)
Cash used in financing activities	(873)
Interest paid	(305)
Interest and monetary and exchange variations, net	(12)
New contracts	1,575
Remeasurement	101
Disposal	(402)
Leaseback	(33)
Currency translation adjustments	(206)
Total other changes	718
Ending balance	4,151
Dividends [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2
Dividends-lapse of statute of limitation	(2)
Total other changes	R$ (2)